Leases (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2015	$ 22,240
Minimum future straight-lined rentals due on noncancelable leases 2016	18,584
Minimum future straight-lined rentals due on noncancelable leases 2017	15,824
Minimum future straight-lined rentals due on noncancelable leases 2018	12,885
Minimum future straight-lined rentals due on noncancelable leases 2019	9,525
Minimum future straight-lined rentals due on noncancelable leases 2020 and subsequent years	33,804
Aggregate expense under operating leases	$ 738	$ 634	$ 583